Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 179	$ 270	$ 206
Restricted cash	8	10
Prepaid share based payment to a service provider (Note 6)			1,737
Trading securities (Note 8)			522
Short-term loan measured at fair value (Note 8)			165
Short-term loan granted to others	17	15
Prepaid expenses	59	30	10
Other current assets	21	24	9
Total current assets	284	349	2,649
Non-current assets
Investments valued under the measurement alternative	450	450	450
Property and equipment, net	229	256	6
Total non-current assets	679	706	456
T o t a l assets	963	1,055	3,105
Current liabilities
Short term loan	80
Accounts payable and accrued expenses	213	226	172
Accrued compensation	1,325	838	304
Fair value of a liability in connection with stock exchange agreement (Note 8)			72
Convertible component in convertible notes (Note 5)			381
Convertible notes (Note 5)			773
Total current liabilities	1,618	1,064	1,702
Non-current liability
Convertible component in convertible notes	138
Convertible notes	1,704	1,431
T o t a l liabilities	3,460	2,495	1,702
Stockholders’ Deficit
Common stock, par value $0.0001 per share, 1,500,000,000 shares authorized at September 30, 2022 and December 31, 2021; 943,703,873 and 942,568,006 shares issued and outstanding at September 30, 2022 and December 31, 2021, respectively	94	94	94
Additional paid-in capital	22,934	22,073	20,414
Stock to be issued	30	44	30
Accumulated deficit	(25,668)	(23,757)	(19,241)
Accumulated other comprehensive income	113	106	106
T o t a l stockholders’ deficit	(2,497)	(1,440)	1,403
T o t a l liabilities and stockholders’ deficit	$ 963	$ 1,055	$ 3,105